BUSINESS ACQUISITION - Purchase Price Allocation (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2022
Asset Acquisition [Line Items]
Goodwill	$ 635	$ 635	$ 635
Gulf Coast Aviation, Inc.
Asset Acquisition [Line Items]
Cash				$ 679
Accounts receivable				247
Other current assets				45
Fixed Assets				5
Certificate				1,200
Customer Relationships				301
Deferred tax liability				(385)
Accounts Payable and Accrued Expenses				(877)
Net Assets Acquired				1,215
Goodwill				635
Total consideration				$ 1,850